Document and Entity Information	Mar. 08, 2021
Prospectus:
Document Type	497
Document Period End Date	Mar. 08, 2021
Entity Registrant Name	MASSMUTUAL PREMIER FUNDS
Entity Central Index Key	0000927972
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 08, 2021
Document Effective Date	Mar. 08, 2021
Prospectus Date	Feb. 01, 2021
MassMutual Premier Balanced Fund | Class A
Prospectus:
Trading Symbol	MMBDX
MassMutual Premier Balanced Fund | Administrative Class
Prospectus:
Trading Symbol	MMBLX
MassMutual Premier Balanced Fund | Class R5
Prospectus:
Trading Symbol	MBLDX
MassMutual Premier Balanced Fund | Service Class
Prospectus:
Trading Symbol	MBAYX
MassMutual Premier Balanced Fund | Class R4
Prospectus:
Trading Symbol	MBBRX
MassMutual Premier Balanced Fund | Class I
Prospectus:
Trading Symbol	MBBIX
MassMutual Premier Balanced Fund | Class R3
Prospectus:
Trading Symbol	MMBRX